AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                OCTOBER 12, 2005

                                              SECURITIES ACT FILE NO. ___-______
                                        INVESTMENT COMPANY ACT FILE NO. 811-9709
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------
                                    FORM N-2
                        (Check appropriate box or boxes)

 [X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 [ ]              Pre-effective Amendment No. ___
 [ ]              Post-effective Amendment No. ___

                                     AND/OR

 [X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 [ ]              Pre-effective Amendment No. ___
 [X]              Post-effective Amendment No. 14
                                               --

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
               (Exact Name of Registrant as Specified in Charter)

                           13455 Noel Road, Suite 1300
                                Dallas, TX 75240
                    (Address of Principal Executive Offices)

                                 (877) 665-1287
                         (Registrant's Telephone Number)

                                James D. Dondero
                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                             Philip H. Harris, Esq.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                Four Times Square
                          New York, New York 10036-6522

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                                October 12, 2005

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

It is proposed that this filing will become effective (check  applicable box):

[ ] when declared effective pursuant to section 8(c), or as follows:
The following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of 1933.
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on ______________ pursuant to paragraph (a) of Rule 486.
[ ] This post-effective amendment designates a new effective date for a previously-filed registration statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares             Proposed              Proposed               Amount of
         Being                    Being                   Maximum               Maximum             Registration
      Registered              Registered(1)         Offering Price Per          Aggregate               Fee(2)
                                                           Unit              Offering Price

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        17,500,000                $12.26              $214,550,000            $25,252.54
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                        17,500,000                $12.26              $214,550,000            $25,252.54
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                        17,500,000                $12.26              $214,550,000            $25,252.54
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                 Maximum               Amount of
         Being                   Being             Offering Price Per           Aggregate           Registration
      Registered             Registered(3)                Unit               Offering Price             Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        10,000,000                $12.06              $120,600,000            $14,195.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                        15,000,000                $12.06              $180,900,000            $21,292.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                 Maximum               Amount of
         Being                   Being             Offering Price Per           Aggregate           Registration
      Registered             Registered(3)                Unit               Offering Price             Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        18,000,000                $11.50              $207,000,000            $16,746.30
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                        15,000,000                $11.50              $172,500,000            $13,955.25
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                        19,000,000                $11.50              $218,500,000            $17,676.65
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                        18,000,000                $11.50              $207,000,000            $16,746.30
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                 Maximum               Amount of
         Being                   Being             Offering Price Per           Aggregate           Registration
      Registered             Registered(3)                Unit               Offering Price             Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                         7,000,000                $11.30               $79,100,000            $18,904.90
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                         6,000,000                $11.30               $67,800,000            $16,204.20
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                         4,000,000                $11.30               $45,200,000            $10,802.80
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                 Maximum               Amount of
         Being                   Being             Offering Price Per           Aggregate           Registration
      Registered             Registered(3)                Unit               Offering Price             Fee(4)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                         2,290,000                $12.10               $27,709,000             $6,927.25
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                         1,590,000                $12.08               $19,207,200             $4,801.80
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                          90,000                  $12.19               $1,097,100              $ 274.28
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

   Proposed Title of         Proposed Amount            Maximum                 Maximum               Amount of
    Securities Being         of Shares Being      Offering Price Per           Aggregate             Registration
       Registered             Registered(3)              Unit               Offering Price              Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        15,000,000                $12.04              $180,600,000            $47,678.40
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                         5,000,000                $12.02               $60,100,000            $15,866.40
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                         5,000,000                $12.02              $ 60,100,000            $15,866.40
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                         1,000,000                $12.03              $ 12,030,000            $ 3,175.92
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

   Proposed Title of         Proposed Amount            Maximum                 Maximum               Amount of
    Securities Being         of Shares Being      Offering Price Per           Aggregate             Registration
       Registered             Registered(3)              Unit               Offering Price              Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                         5,625,000                $12.00               $67,500,000            $18,765.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                         5,625,000                $12.00               $67,500,000            $18,765.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                         1,125,000                $12.00               $13,500,000            $ 3,753.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                           123,000                $12.00                $1,500,000               $417.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

(1)  Being registered pursuant to this Registration Statement.
(2) Calculated pursuant to Rule 457(d) based on the net asset value per share of $12.26 for each of the Class A shares, Class C shares and Class Z shares as of October 3, 2005.
(3)  Previously registered.
(4)  Previously paid.


         Pursuant to Rule 429 under the Securities Act of 1933, the Prospectus incorporated into this Registration Statement is a combined prospectus and relates to Registration Statement File No. 333-51788, as amended, previously filed by the Registrant on Form N-2.


PARTS A AND B

         The Registrant's prospectuses and statement of additional information as filed with the Securities and Exchange Commission on December 29, 2004 in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-51788 and 811-9709), as amended to date, are incorporated into this filing by reference.

                      HIGHLAND FLOATING RATE ADVANTAGE FUND

                        Supplement Dated October 12, 2005
           To Class A, B and C Shares Prospectus Dated January 1, 2005

--------------------------------------------------------------------------------

THE PROSPECTUS FOR CLASS A, B AND C SHARES IS AMENDED AS FOLLOWS:

1. All references in the Prospectus to the number of shares of each Class of the Fund registered with the Securities and Exchange Commission are amended to reflect the registration of an additional 17,500,000 Class A shares and 17,500,000 Class C shares. The total number of registered shares is 68,415,000 Class A shares and 65,215,000 Class C shares.

2. The table on Page 43 of the Prospectus under the heading "Status of Shares" is replaced with the following:

     As  of  September  30,  2005,  the  following   shares  of  the  Fund  were
     outstanding:

   ------------------------ --------------------------- --------------------------- ---------------------------
                                                                   (3)                          (4)
                                                             AMOUNT HELD BY             AMOUNT OUTSTANDING
             (1)                       (2)                   FUND OR FOR ITS            EXCLUSIVE OF AMOUNT
       TITLE OF CLASS           AMOUNT AUTHORIZED                ACCOUNT                  SHOWN UNDER (3)
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class A                          Unlimited                       0                     30,961,036.135
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class B                          Unlimited                       0                     10,243,827.406
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class C                          Unlimited                       0                     33,823,716.027
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class Z                          Unlimited                       0                      6,515,876.608
   ------------------------ --------------------------- --------------------------- ---------------------------





                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

                      HIGHLAND FLOATING RATE ADVANTAGE FUND

                        Supplement Dated October 12, 2005
               To Class Z Shares Prospectus Dated January 1, 2005

--------------------------------------------------------------------------------


THE PROSPECTUS FOR CLASS Z SHARES IS AMENDED AS FOLLOWS:

1. All references in the Prospectus to the number of shares of the Fund registered with the Securities and Exchange Commission are amended to reflect the registration of an additional 17,500,000 Class Z shares, bringing the total number of registered Class Z shares to 40,713,000.


2. The table on Page 37 of the Prospectus under the heading "Status of Shares" is replaced with the following:

     As  of  September  30,  2005,  the  following   shares  of  the  Fund  were
     outstanding:

  ------------------------ --------------------------- --------------------------- ---------------------------
                                                                   (3)                          (4)
                                                             AMOUNT HELD BY             AMOUNT OUTSTANDING
             (1)                       (2)                   FUND OR FOR ITS            EXCLUSIVE OF AMOUNT
       TITLE OF CLASS           AMOUNT AUTHORIZED                ACCOUNT                  SHOWN UNDER (3)
   ------------------------ --------------------------- --------------------------- ---------------------------
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class A                          Unlimited                       0                     30,961,036.135
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class B                          Unlimited                       0                     10,243,827.406
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class C                          Unlimited                       0                     33,823,716.027
   ------------------------ --------------------------- --------------------------- ---------------------------
   Class Z                          Unlimited                       0                      6,515,876.608
   ------------------------ --------------------------- --------------------------- ---------------------------





                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

                           PART C - OTHER INFORMATION



ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS
--------          ---------------------------------

(1)      Financial Statements
         --------------------

         The Registrant's financial highlights for the fiscal years ended August 31, 2004, 2003, 2002, 2001 and 2000 are included in Part A of this Registration Statement in the Section entitled "Financial Highlights."

         The Registrant's Annual Report dated August 31, 2004, filed electronically with the Securities and Exchange Commission pursuant to
         Section 30(b)(2) of the Investment Company Act of 1940, as amended, is incorporated by reference into Part B of this Registration Statement.

         The Registrant's Semi-annual Report dated February 28, 2005, filed electronically with the Securities and Exchange Commission pursuant to
         Section 30(b)(2) of the Investment Company Act of 1940, as amended, is incorporated by reference into Part B of this Registration Statement.


(2)      Exhibits
         --------

         (a)(1)   Agreement and Declaration of Trust.(1)

         (a)(2)   Amendment to Agreement and Declaration of Trust.(2)

         (a)(3)   Amendment to Agreement and Declaration of Trust.(4)

         (a)(4)   Amendment to Agreement and Declaration of Trust.(7)

         (a)(5)   Amendment to Agreement and Declaration of Trust.(8)

         (b)(1)   By-Laws.(1)

         (b)(2)   By-Laws.(5)

         (b)(3)   By-Laws.(6)

         (c)      Not applicable.

         (d)      See Exhibits (a)(1)-(5)

         (e)      Not applicable.

         (f)      Not applicable.

         (g) Advisory Agreement between Registrant and Highland Capital Management, L.P. ("Highland"), dated as of July 30, 2004.(8)

         (h) Underwriting Agreement between Registrant and PFPC Distributors, Inc. dated April 16, 2004.(8).

         (i)      Not applicable.

         (j) Custodian Services Agreement between Registrant and PFPC Trust Company, Inc. ("PFPC Trust"), dated October 18, 2004.(8).

         (k)(1) Administration Services Agreement between Registrant and Highland, dated October 18, 2004.(8).

         (k)(2) Sub-Administration Services Agreement between Registrant and PFPC Inc. ("PFPC"), dated October 18, 2004.(8)

         (k)(3) Accounting Services Agreement between Registrant and PFPC, dated October 18, 2004.(8)

         (k)(4) Transfer Agency Services Agreement between Registrant and PFPC, dated October 18, 2004.(8)

         (k)(5) Amended and Restated Revolving Credit and Security Agreement among Registrant, CRC Funding and Citicorp North America, Inc., dated October 18, 2004.(8)

         (k)(6) Control Agreement among Registrant, Citicorp North America, Inc. and PFPC Trust, dated October 18, 2004.(8)

         (k)(7)   Rule 12b-1 Distribution Plan as revised.(8)

         (k)(8)   Rule 18f-13 Plan, as revised.(8)

         (l)(1)   Opinion and Consent of Counsel.(2)

         (l)(2)   Opinion and Consent of Counsel.(4)

         (l)(3)   Consent of Counsel.(5)

         (l)(4)   Opinion and Consent of Counsel.(9)

         (l)(5)   Opinion and Consent of Counsel.*

         (m)      Not applicable.

         (n)      Consent of Independent Registered Public Accounting Firm.*

         (o)      Not applicable.

         (p)      Subscription Agreement with Colonial Management Associates,
                  Inc.(3)

         (q)      Not applicable.

         (r)(1)   Code of Ethics of Registrant.(8)

         (r)(2) Code of Ethics of Highland.

-----------------------------------------------

*    Filed herewith.

(1) Incorporated by reference to Registrant's filing with the Securities and Exchange Commission (the "SEC") on November 24, 1999.
(2) Incorporated by reference to Registrant's filing with the SEC on January 14, 2000.
(3) Incorporated by reference to Registrant's filing with the SEC on January 24, 2000.
(4) Incorporated by reference to Registrant's filing with the SEC on December 13, 2000.
(5) Incorporated by reference to Registrant's filing with the SEC on December 28, 2000.
(6) Incorporated by reference to Registrant's filing with the SEC on December 28, 2001.
(7) Incorporated by reference to Registrant's filing with the SEC on October 29, 2003.
(8) Incorporated by reference to Registrant's filing with the SEC on December 29, 2004.
(9) Incorporated by reference to Registrant's filing with the SEC on May 23, 2005.

ITEM 25.          MARKETING ARRANGEMENTS
--------          ----------------------

                  Not applicable.


ITEM 26.          OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION
--------          -------------------------------------------

                  None.


ITEM 27.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------          -------------------------------------------------------------

                  None.


ITEM 28.          NUMBER OF HOLDERS OF SECURITIES {PFPC to insert this info}
--------          -------------------------------

                                                            Number of
                                                          Record Holders
Title of Class                                            as of 9/30/05
--------------                                            -------------
Class A                                                       7,413
Class B                                                       4,841
Class C                                                      11,744
Class Z                                                       1,630

ITEM 29.          INDEMNIFICATION
--------          ---------------

                  The Agreement and Declaration of Trust, as amended from time to time, filed as Exhibit (a) to this Registration Statement provides for indemnification to each of the Registrant's Trustees and officers against all liabilities and expenses incurred in acting as Trustee or officer, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustees and officers.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940, as amended (the "1940 Act"), and will be governed by the final adjudication of such issue.

                  The Registrant and its adviser, Highland Capital Management, L.P., and their respective trustees, directors and officers are insured by a Directors and Officers/Errors and Omissions Liability insurance policy through ICI Mutual Insurance Company.


ITEM 30.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------          ----------------------------------------------------

                  The description of the business of Highland is set forth under the caption "Management of the Fund" in the Prospectus forming part of this Registration Statement. The information as to the Directors and officers of Highland set forth in Highland's Form ADV, as filed with the SEC on November 19, 2004 (File No. 801-54874) and as amended through the date hereof is incorporated herein by reference.


ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS
--------          --------------------------------

                  The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder, including journals, ledgers, securities records and other original records, are maintained primarily at the offices of Registrant's custodian, PFPC Trust Company, Inc. All other records so required to be maintained are maintained at the offices of Highland, 13455 Noel Road, Suite 1300, Dallas, Texas 75240.


ITEM 32.          MANAGEMENT SERVICES
--------          -------------------

                  None.


ITEM 33.          UNDERTAKINGS
--------          ------------

                  The Registrant undertakes:

(1) To file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement:

                  (a)      To include any prospectus required by
                           Section 10(a)(3) of the Securities Act;

                  (b) To reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

                  (c) To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

(2) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(4) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

(5) For the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 12th day of October, 2005.

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                           By: /s/ JAMES D. DONDERO
                                               --------------------
                                           James D. Dondero, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

Signature                                    Title                                       Date
---------                                    -----                                       ----

                                             President (Principal Executive               October 12, 2005
/s/ James D. Dondero                         Officer)
-----------------------------------------
James D. Dondero

                                             Treasurer (Principal Financial and           October 12, 2005
/s/ M. Jason Blackburn                       Accounting Officer)
-----------------------------------------
M. Jason Blackburn

/s/ R. Joseph Dougherty                      Chairman of the Board                        October 12, 2005
-----------------------------------------
R. Joseph Dougherty

/s/ Timothy K. Hui                           Board Member                                 October 12, 2005
-----------------------------------------
Timothy K. Hui

/s/ Scott F. Kavanaugh                       Board Member                                 October 12, 2005
-----------------------------------------
Scott F. Kavanaugh

/s/ Bryan A. Ward                            Board Member                                 October 12, 2005
-----------------------------------------
Bryan A. Ward

/s/ James F. Leary                           Board Member                                 October 12, 2005
-----------------------------------------
James F. Leary

                   INDEX OF EXHIBITS FILED WITH THIS AMENDMENT


Exhibit
Number            Exhibit
------            -------


(l)(5)            Opinion and Consent of Counsel.

(n)               Consent of Independent Registered Public Accounting Firm.